NET LOSS PER SHARE (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Out of Money Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares that were excluded from the calculation of diluted net income per share	8.2	7.7	11.9
In-the-money [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares that were excluded from the calculation of diluted net income per share	4.6	5.8	4.2